Stock Options (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Summary of Changes in Stock Options

A continuity of the Company’s outstanding stock options for the year ended December 31, 2024, 2023, and 2022 is presented below:

15.	Stock Options (continued)

	Number of options	Weighted average exercise price (CAD)
Outstanding, December 31, 2021	1,528,000	$0.79
Granted	1,442,000	1.86
Exercised	(669,000)	1.33
Expired	(1,000)	0.50
Outstanding, December 31, 2022	2,300,000	$1.27
Exercised	(440,000)	1.65
Expired	(240,000)	0.79
Outstanding, December 31, 2023	1,620,000	$1.24
Granted	11,650,000	0.16
Expired	(690,000)	0.90
Forfeited	(566,000)	1.32
Outstanding and Exercisable, December 31, 2024	12,014,000	$0.21

Schedule of Stock Options Outstanding and Exercisable

At December 31, 2024 the Company had the following outstanding stock options:

Outstanding	Exercise Price	Expiry Date	Vested
64,000	0.40 CAD	July 31, 2025	64,000
50,000	1.50 CAD	July 26, 2025	50,000
50,000	1.90 CAD	June 6, 2026	50,000
150,000	2.20 CAD	October 27, 2025	150,000
50,000	2.20 CAD	December 9, 2025	50,000
200,000	0.30 CAD	January 2, 2027	200,000
200,000	0.20 CAD	February 12, 2027	200,000
250,000	0.20 CAD	February 15, 2027	250,000
500,000	0.25 CAD	February 28, 2027	500,000
2,450,000	0.20 CAD	March 8, 2027	2,450,000
8,050,000	0.14 CAD	August 12, 2029	8,050,000
12,014,000			12,014,000

Schedule of Fair Value of Block-Scholes Option Pricing Modeling

The fair values for stock options granted during the year ended December 31, 2024, 2023, and 2022 have been estimated using the Black-Scholes option pricing model using the following weighted average assumptions:

	2024	2023	2022
Risk-free interest rate	2.92 – 3.84%	N/A	0.29 – 3.76%
Expected life (years)	3 – 5	N/A	2 – 5
Expected volatility	111 – 129%	N/A	125 – 234%
Dividend yield	0%	N/A	0%
Forfeiture rate	0%	N/A	0%